SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENT
SUBSEQUENT EVENT
26.	SUBSEQUENT EVENT

In addition to the information disclosed elsewhere in the financial statements, there are the following subsequent events:

On April 10, 2018, the Company and a third party entered into a sales and lease back framework contract for cloud infrastructure under construction. According to the contract, the Company would receive an advance of RMB368,000,000 (US$56,561,000) in July 2018 and the Company shall deliver the cloud infrastructure by the end of October 2018. Interest at market rate would be charge if there is delay in the Company’s delivery.

On April 23, 2018, the Company received a letter of intention signed by a third party regarding a facility of RMB300,000,000 (US$46,109,000) for the construction of the cloud infrastructure with a term of two years.